Debt (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 09, 2014	Apr. 09, 2014	Mar. 31, 2014	Dec. 31, 2012
Debt (Textual) [Abstract]
Gains (Losses) on Restructuring of Debt	$ 37,600,000
Repayment of term loan	38,200,000	$ 25,600,000	$ 11,900,000
Carrying value of long term debts	2,204,600,000
Repayments of Lines of Credit	$ 85,000,000	28,500,000	65,000,000
Net Leverage Ratio Requirement	6.5
Gains (Losses) on Extinguishment of Debt	$ (37,600,000)	33,100,000	0
Debt issuance costs expensed		12,700,000
Accumulated other comprehensive loss	(191,800,000)	(117,500,000)	$ (73,200,000)				$ (24,400,000)
Credit Facility [Domain]
Debt (Textual) [Abstract]
Line of Credit Facility, Additional Borrowing Capacity	$ 450,000,000
Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 30, 2020
Debt Instrument, Unamortized Discount	$ 700,000	0
Unamortized Deferred Fees	$ 100,000	0
Debt (Textual) [Abstract]
Variable interest rate	2.86%
Senior notes issued notes to investor	$ 350,000,000
Principal payments percentage	1.25%
Stepped-up Percent Principle Payment	1.875%
Debt Instrument, Description of Variable Rate Basis	LIBOR
Senior Secured Term Loan [Member] | Minimum [Member]
Debt (Textual) [Abstract]
Revolving line of credit rate margin	2.00%
Senior Secured Term Loan [Member] | Maximum [Member]
Debt (Textual) [Abstract]
Revolving line of credit rate margin	2.25%
Senior Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Apr. 09, 2021
Debt Instrument, Unamortized Discount	$ 7,300,000	4,300,000
Unamortized Deferred Fees	$ 3,800,000	4,000,000
Debt (Textual) [Abstract]
Variable interest rate	3.50%
Senior notes issued notes to investor	$ 1,881,000,000				$ 1,900,000,000	$ 1,120,500,000
Principal payments percentage	0.25%
LIBOR Floor Rate	0.75%
Excesscashflows	$ 0
Excess Principal Payments	$ 0
Debt Instrument, Description of Variable Rate Basis	London Interbank Offered Rate ("LIBOR")
Senior Loans [Member] | Minimum [Member]
Debt (Textual) [Abstract]
Revolving line of credit rate margin	2.75%
Percentage of excess cash flows to determine principal payment	0.00%
Senior Loans [Member] | Maximum [Member]
Debt (Textual) [Abstract]
Revolving line of credit rate margin	3.00%
Percentage of excess cash flows to determine principal payment	50.00%
Senior Secured Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 30, 2020
Debt (Textual) [Abstract]
Variable interest rate	3.75%
Senior secured revolving line of credit	$ 210,000,000
Repayments of Lines of Credit	$ 85,000,000
Debt Instrument, Description of Variable Rate Basis	LIBOR
Senior Secured Revolving Line Of Credit [Member] | Minimum [Member]
Debt (Textual) [Abstract]
Revolving line of credit rate margin	2.00%
Annual commitment fee	0.30%
Senior Secured Revolving Line Of Credit [Member] | Maximum [Member]
Debt (Textual) [Abstract]
Revolving line of credit rate margin	2.25%
Annual commitment fee	0.375%
11.375% Senior notes [Member]
Debt (Textual) [Abstract]
Fixed interest rate	11.375%
Senior notes issued notes to investor				$ 645,000,000
Gains (Losses) on Extinguishment of Debt		45,800,000
Gain (loss) on debt extinguishment - write-off of fair value adjustment		89,400,000
Gain (loss) on debt extinguishment - other costs		(43,600,000)
9.625% Senior Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.625%
Debt Instrument, Unamortized Discount	$ 0	0
Unamortized Deferred Fees	$ 0	22,100,000
Debt (Textual) [Abstract]
Fixed interest rate	9.625%
8.125 % Senior Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.125%
Debt Instrument, Unamortized Discount	$ 0	1,300,000
Unamortized Deferred Fees	$ 0	$ 5,900,000
Debt (Textual) [Abstract]
Fixed interest rate	8.125%
Interest Rate Cap [Member]
Debt (Textual) [Abstract]
Derivative, Cap Interest Rate	0.75%
Derivative, Notional Amount	$ 1,526,400,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	300,000.0
Derivative, Gain (Loss) on Derivative, Net	$ 100,000.0
Interest Rate Cap [Member] | Minimum [Member]
Debt (Textual) [Abstract]
Fixed rate of interest	0.98%
Interest Rate Cap [Member] | Maximum [Member]
Debt (Textual) [Abstract]
Fixed rate of interest	0.994%
Swap [Member]
Debt (Textual) [Abstract]
Percentage variable rate of interest	1.50%
Fixed rate of interest	2.033%
Derivative Liability	$ 2,700,000
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR
Derivative Liability, Fair Value, Gross Liability					1,600,000
Accumulated other comprehensive loss					$ 1,000,000
Loss on Derivative Instruments, Pretax	$ 800,000